UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	66.3	64.9
1 - 1.99%	16.9	18.4
2 - 2.99%	12.2	12.1
3 - 3.99%	4.6	4.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

As of December 31, 2016*
U.S. Government and U.S. Government Agency Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Inflation Protected Securities - 99.5%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$15,763,023	$14,526,251
0.75% 2/15/42	21,356,230	20,353,276
0.75% 2/15/45	26,508,275	24,904,300
0.875% 2/15/47	13,491,747	13,105,669
1% 2/15/46	19,472,619	19,475,483
1.375% 2/15/44	23,866,974	25,996,628
1.75% 1/15/28	18,033,240	20,111,757
2% 1/15/26	22,470,448	25,190,559
2.125% 2/15/40	9,543,816	11,884,283
2.125% 2/15/41	12,138,450	15,184,688
2.375% 1/15/25	30,846,832	35,149,311
2.375% 1/15/27	18,078,822	21,076,447
2.5% 1/15/29	17,462,907	21,011,994
3.375% 4/15/32	7,045,046	9,687,920
3.625% 4/15/28	15,239,246	19,921,204
3.875% 4/15/29	18,543,790	25,195,616
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	57,902,415	57,943,705
0.125% 4/15/20	57,948,302	58,047,165
0.125% 4/15/21	50,386,110	50,319,223
0.125% 1/15/22	46,508,418	46,454,167
0.125% 4/15/22	17,855,964	17,774,291
0.125% 7/15/22	47,969,555	47,924,207
0.125% 1/15/23	48,192,405	47,765,971
0.125% 7/15/24	46,863,564	46,044,510
0.125% 7/15/26	39,629,622	38,238,123
0.25% 1/15/25	46,980,517	46,157,457
0.375% 7/15/23	47,801,911	48,128,597
0.375% 7/15/25	46,923,178	46,583,628
0.375% 1/15/27	39,324,665	38,634,554
0.625% 7/15/21	42,136,123	43,197,721
0.625% 1/15/24	47,689,971	48,381,150
0.625% 1/15/26	42,262,668	42,544,905
1.125% 1/15/21	39,694,551	41,224,212
1.25% 7/15/20	34,703,190	36,179,453
1.375% 7/15/18	17,615,913	17,900,630
1.375% 1/15/20	22,582,608	23,415,660
1.875% 7/15/19	18,621,115	19,416,829
2.125% 1/15/19	16,387,776	16,924,775
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,204,291,290)		1,201,976,319
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $2,367,295)	2,366,822	2,367,295
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,206,658,585)		1,204,343,614
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,385,745
NET ASSETS - 100%		$1,205,729,359

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,067
Total	$4,067

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,201,976,319	$--	$1,201,976,319	$--
Money Market Funds	2,367,295	2,367,295	--	--
Total Investments in Securities:	$1,204,343,614	$2,367,295	$1,201,976,319	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,204,291,290)	$1,201,976,319
Fidelity Central Funds (cost $2,367,295)	2,367,295
Total Investments (cost $1,206,658,585)		$1,204,343,614
Receivable for investments sold		3,191,414
Receivable for fund shares sold		49,397,734
Interest receivable		3,694,206
Distributions receivable from Fidelity Central Funds		671
Total assets		1,260,627,639
Liabilities
Payable for investments purchased	$53,605,898
Payable for fund shares redeemed	1,208,344
Distributions payable	9,346
Accrued management fee	50,333
Other affiliated payables	24,359
Total liabilities		54,898,280
Net Assets		$1,205,729,359
Net Assets consist of:
Paid in capital		$1,203,192,355
Undistributed net investment income		15,193,285
Accumulated undistributed net realized gain (loss) on investments		(10,341,310)
Net unrealized appreciation (depreciation) on investments		(2,314,971)
Net Assets		$1,205,729,359
Investor Class:
Net Asset Value, offering price and redemption price per share ($11,267,083 ÷ 1,155,488 shares)		$9.75
Premium Class:
Net Asset Value, offering price and redemption price per share ($655,536,416 ÷ 67,225,815 shares)		$9.75
Institutional Class:
Net Asset Value, offering price and redemption price per share ($159,305,295 ÷ 16,337,484 shares)		$9.75
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($379,620,565 ÷ 38,926,034 shares)		$9.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$16,242,875
Income from Fidelity Central Funds		4,067
Total income		16,246,942
Expenses
Management fee	$317,516
Transfer agent fees	134,949
Independent trustees' fees and expenses	2,327
Miscellaneous	1,803
Total expenses before reductions	456,595
Expense reductions	(207)	456,388
Net investment income (loss)		15,790,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,901,408)
Total net realized gain (loss)		(2,901,408)
Change in net unrealized appreciation (depreciation) on investment securities		(1,837,187)
Net gain (loss)		(4,738,595)
Net increase (decrease) in net assets resulting from operations		$11,051,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,790,554	$12,707,818
Net realized gain (loss)	(2,901,408)	41,060
Change in net unrealized appreciation (depreciation)	(1,837,187)	13,247,141
Net increase (decrease) in net assets resulting from operations	11,051,959	25,996,019
Distributions to shareholders from net investment income	(512,903)	(540,768)
Distributions to shareholders from net realized gain	–	(15,393,666)
Total distributions	(512,903)	(15,934,434)
Share transactions - net increase (decrease)	83,121,541	563,397,817
Total increase (decrease) in net assets	93,660,597	573,459,402
Net Assets
Beginning of period	1,112,068,762	538,609,360
End of period	$1,205,729,359	$1,112,068,762
Other Information
Undistributed net investment income end of period	$15,193,285	$–
Distributions in excess of net investment income end of period	$–	$(84,366)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.116	.161	.026	.097	.006	.045
Net realized and unrealized gain (loss)	(.046)	.288	(.204)	.233	(.908)	.283
Total from investment operations	.070	.449	(.178)	.330	(.902)	.328
Distributions from net investment income	–C	(.003)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.022)	(.090)	(.048)	(.038)
Total distributions	–C	(.149)	(.022)	(.090)	(.048)	(.038)
Net asset value, end of period	$9.75	$9.68	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.73%	4.80%	(1.86)%	3.54%	(8.77)%	3.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H	.20%	.20%	.20%	.20%	.20%H
Expenses net of fee waivers, if any	.19%H	.20%	.20%	.20%	.20%	.20%H
Expenses net of all reductions	.19%H	.20%	.20%	.20%	.20%	.20%H
Net investment income (loss)	2.39%H	1.63%	.28%	.99%	.06%	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,267	$9,040	$278,414	$4,534	$1,918	$9,508
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.120	.170	.036	.106	.015	.051
Net realized and unrealized gain (loss)	(.037)	.273	(.205)	.234	(.908)	.283
Total from investment operations	.083	.443	(.169)	.340	(.893)	.334
Distributions from net investment income	(.003)	(.007)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.031)	(.100)	(.057)	(.044)
Total distributions	(.003)	(.153)	(.031)	(.100)	(.057)	(.044)
Net asset value, end of period	$9.75	$9.67	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.86%	4.73%	(1.76)%	3.64%	(8.67)%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.09%	.10%	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.09%H	.09%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.09%H	.09%	.10%	.10%	.10%	.10%H
Net investment income (loss)	2.49%H	1.74%	.38%	1.09%	.15%	.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$655,536	$480,884	$248,799	$185,804	$87,383	$27,362
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.122	.172	.039	.105	.019	.054
Net realized and unrealized gain (loss)	(.037)	.273	(.205)	.238	(.909)	.282
Total from investment operations	.085	.445	(.166)	.343	(.890)	.336
Distributions from net investment income	(.005)	(.009)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.034)	(.103)	(.060)	(.046)
Total distributions	(.005)	(.155)	(.034)	(.103)	(.060)	(.046)
Net asset value, end of period	$9.75	$9.67	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.87%	4.76%	(1.73)%	3.67%	(8.65)%	3.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.07%	.07%	.07%	.07%H
Expenses net of fee waivers, if any	.06%H	.06%	.07%	.07%	.07%	.07%H
Expenses net of all reductions	.06%H	.06%	.07%	.07%	.07%	.07%H
Net investment income (loss)	2.52%H	1.77%	.41%	1.12%	.18%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$159,305	$117,757	$11,305	$10,127	$94	$2,585
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.123	.173	.041	.111	.021	.055
Net realized and unrealized gain (loss)	(.048)	.283	(.205)	.233	(.909)	.283
Total from investment operations	.075	.456	(.164)	.344	(.888)	.338
Distributions from net investment income	(.005)	(.010)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.036)	(.104)	(.062)	(.048)
Total distributions	(.005)	(.156)	(.036)	(.104)	(.062)	(.048)
Net asset value, end of period	$9.75	$9.68	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.77%	4.88%	(1.71)%	3.69%	(8.63)%	3.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%H
Net investment income (loss)	2.53%H	1.78%	.43%	1.14%	.20%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$379,621	$504,388	$91	$93	$94	$2,585
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,411,507
Gross unrealized depreciation	(7,997,129)
Net unrealized appreciation (depreciation) on securities	$(2,585,622)
Tax cost	$1,206,929,236

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.19%
Premium Class	.09%
Institutional Class	.06%
Institutional Premium Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .04% and .01% of class-level average net assets, respectively and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$7,780
Premium Class	120,811
Institutional Class	6,358
$134,949

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,756.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,803 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $207.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Investor Class	$322	$7,006
Premium Class	191,404	266,060
Institutional Class	57,764	60,309
Institutional Premium Class	263,413	207,393
Total	$512,903	$540,768
From net realized gain
Investor Class	$–	$748,330
Premium Class	–	6,734,736
Institutional Class	–	1,454,285
Institutional Premium Class	–	6,456,315
Total	$–	$15,393,666

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Investor Class
Shares sold	1,569,320	10,824,872	$15,326,738	$104,899,116
Reinvestment of distributions	27	76,003	270	725,290
Shares redeemed	(1,348,179)	(39,639,150)	(13,174,703)	(390,678,550)
Net increase (decrease)	221,168	(28,738,275)	$2,152,305	$(285,054,144)
Premium Class
Shares sold	27,449,504	33,150,529	$268,071,383	$325,259,668
Reinvestment of distributions	16,611	654,257	162,619	6,289,254
Shares redeemed	(9,947,788)	(10,616,647)	(97,407,172)	(103,942,432)
Net increase (decrease)	17,518,327	23,188,139	$170,826,830	$227,606,490
Institutional Class
Shares sold	10,349,094	11,808,486	$101,106,922	$116,832,640
Reinvestment of distributions	5,640	157,442	55,227	1,514,594
Shares redeemed	(6,189,410)	(998,833)	(60,671,816)	(9,885,828)
Net increase (decrease)	4,165,324	10,967,095	$40,490,333	$108,461,406
Institutional Premium Class
Shares sold	17,961,715	54,451,120	$175,217,351	$535,636,685
Reinvestment of distributions	26,392	692,541	259,078	6,661,642
Shares redeemed	(31,193,933)	(3,021,541)	(305,824,356)	(29,914,262)
Net increase (decrease)	(13,205,826)	52,122,120	$(130,347,927)	$512,384,065

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Investor Class	.19%
Actual		$1,000.00	$1,007.30	$.95
Hypothetical-C		$1,000.00	$1,023.85	$.95
Premium Class	.09%
Actual		$1,000.00	$1,008.60	$.45
Hypothetical-C		$1,000.00	$1,024.35	$.45
Institutional Class	.06%
Actual		$1,000.00	$1,008.70	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,007.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

PIB-I-PIB-AI-SANN-0817
1.939241.104

Fidelity® Series Inflation-Protected Bond Index Fund Fidelity® Series Inflation-Protected Bond Index Fund Class F Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	75.4	75.5
1 - 1.99%	14.4	16.4
2 - 2.99%	10.2	8.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Inflation Protected Securities - 99.6%

As of December 31, 2016*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$52,430,224	$58,777,049
2.375% 1/15/25	71,959,943	81,996,829
2.375% 1/15/27	41,989,914	48,952,203
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	134,899,709	134,995,905
0.125% 4/15/20	134,978,812	135,209,093
0.125% 4/15/21	117,335,452	117,179,691
0.125% 1/15/22	108,564,296	108,437,660
0.125% 4/15/22	41,664,251	41,473,679
0.125% 7/15/22	111,697,513	111,591,918
0.125% 1/15/23	112,500,854	111,505,382
0.125% 7/15/24	109,429,670	107,517,122
0.125% 7/15/26	92,983,938	89,719,031
0.25% 1/15/25	109,386,855	107,470,488
0.375% 7/15/23	111,696,802	112,460,157
0.375% 7/15/25	109,255,413	108,464,809
0.375% 1/15/27	91,758,226	90,147,955
0.625% 7/15/21	98,663,710	101,149,492
0.625% 1/15/24	111,346,813	112,960,582
0.625% 1/15/26	98,412,906	99,070,124
1.125% 1/15/21	92,947,019	96,528,806
1.25% 7/15/20	80,975,231	84,419,893
1.375% 7/15/18	41,103,420	41,767,752
1.375% 1/15/20	52,693,882	54,637,713
1.875% 7/15/19	43,448,122	45,304,740
2.125% 1/15/19	38,240,042	39,493,101
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $2,245,358,132)		2,241,231,174
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $562,952)	562,840	562,953
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $2,245,921,084)		2,241,794,127
NET OTHER ASSETS (LIABILITIES) - 0.4%		8,322,750
NET ASSETS - 100%		$2,250,116,877

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,159
Total	$3,159

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,241,231,174	$--	$2,241,231,174	$--
Money Market Funds	562,953	562,953	--	--
Total Investments in Securities:	$2,241,794,127	$562,953	$2,241,231,174	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,245,358,132)	$2,241,231,174
Fidelity Central Funds (cost $562,952)	562,953
Total Investments (cost $2,245,921,084)		$2,241,794,127
Receivable for investments sold		5,507,959
Receivable for fund shares sold		5,412,978
Interest receivable		6,015,312
Distributions receivable from Fidelity Central Funds		261
Total assets		2,258,730,637
Liabilities
Payable for fund shares redeemed	$8,611,474
Other payables and accrued expenses	2,286
Total liabilities		8,613,760
Net Assets		$2,250,116,877
Net Assets consist of:
Paid in capital		$2,231,421,337
Undistributed net investment income		29,195,025
Accumulated undistributed net realized gain (loss) on investments		(6,372,528)
Net unrealized appreciation (depreciation) on investments		(4,126,957)
Net Assets		$2,250,116,877
Series Inflation-Protected Bond Index:
Net Asset Value, offering price and redemption price per share ($993,344,068 ÷ 101,059,533 shares)		$9.83
Class F:
Net Asset Value, offering price and redemption price per share ($1,256,772,809 ÷ 127,653,947 shares)		$9.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$28,393,417
Income from Fidelity Central Funds		3,159
Total income		28,396,576
Expenses
Management fee	$469,684
Transfer agent fees	629,595
Custodian fees and expenses	2,290
Independent trustees' fees and expenses	4,233
Miscellaneous	3,807
Total expenses before reductions	1,109,609
Expense reductions	(9)	1,109,600
Net investment income (loss)		27,286,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(920,054)
Total net realized gain (loss)		(920,054)
Change in net unrealized appreciation (depreciation) on investment securities		(12,683,295)
Net gain (loss)		(13,603,349)
Net increase (decrease) in net assets resulting from operations		$13,683,627

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,286,976	$31,795,343
Net realized gain (loss)	(920,054)	(1,562,347)
Change in net unrealized appreciation (depreciation)	(12,683,295)	28,031,177
Net increase (decrease) in net assets resulting from operations	13,683,627	58,264,173
Distributions to shareholders from net investment income	(681,966)	(2,421,548)
Distributions to shareholders from net realized gain	–	(28,149,750)
Total distributions	(681,966)	(30,571,298)
Share transactions - net increase (decrease)	(13,261,087)	559,494,270
Total increase (decrease) in net assets	(259,426)	587,187,145
Net Assets
Beginning of period	2,250,376,303	1,663,189,158
End of period	$2,250,116,877	$2,250,376,303
Other Information
Undistributed net investment income end of period	$29,195,025	$2,590,015

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$9.53	$9.64	$10.04	$11.36	$11.11
Income from Investment Operations
Net investment income (loss)A	.116	.162	.025	.182	.119	.231
Net realized and unrealized gain (loss)	(.055)	.207	(.114)	(.100)	(.772)	.299
Total from investment operations	.061	.369	(.089)	.082	(.653)	.530
Distributions from net investment income	(.001)	(.006)	(.005)	(.016)	(.004)	(.009)
Distributions from net realized gain	–	(.123)	(.016)	(.466)	(.663)	(.271)
Total distributions	(.001)	(.129)	(.021)	(.482)	(.667)	(.280)
Net asset value, end of period	$9.83	$9.77	$9.53	$9.64	$10.04	$11.36
Total ReturnB,C	.63%	3.88%	(.92)%	.80%	(5.77)%	4.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.17%F	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.17%F	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.17%F	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.37%F	1.65%	.26%	1.82%	1.07%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$993,344	$1,013,090	$770,606	$528,147	$581,043	$4,333,322
Portfolio turnover rateG	32%F	26%	33%	26%	44%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Inflation-Protected Bond Index Fund Class F

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.79	$9.54	$9.65	$10.05	$11.36	$11.11
Income from Investment Operations
Net investment income (loss)A	.122	.177	.040	.197	.135	.248
Net realized and unrealized gain (loss)	(.058)	.216	(.114)	(.100)	(.774)	.298
Total from investment operations	.064	.393	(.074)	.097	(.639)	.546
Distributions from net investment income	(.004)	(.020)	(.020)	(.031)	(.008)	(.025)
Distributions from net realized gain	–	(.123)	(.016)	(.466)	(.663)	(.271)
Total distributions	(.004)	(.143)	(.036)	(.497)	(.671)	(.296)
Net asset value, end of period	$9.85	$9.79	$9.54	$9.65	$10.05	$11.36
Total ReturnB,C	.66%	4.13%	(.77)%	.95%	(5.65)%	4.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	.04%F	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.04%F	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.04%F	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.50%F	1.80%	.41%	1.97%	1.22%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,256,773	$1,237,286	$892,583	$586,548	$614,374	$3,659,691
Portfolio turnover rateG	32%F	26%	33%	26%	44%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the investments to the Fair Value Committee (the Committee) established by the investment adviser. In accordance with valuation policies and procedures approved by the Board, the attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,892,395
Gross unrealized depreciation	(21,332,750)
Net unrealized appreciation (depreciation) on securities	$(4,440,355)
Tax cost	$2,246,234,482

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,795,615)
Long-term	(886,332)
Total capital loss carryforward	$(2,681,947)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .04% of the Fund's average net assets. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser paid class-level expenses for Series Inflation-Protected Bond Index so that the total expenses did not exceed .20%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received transfer agent fees at an annual rate of .17% of average net assets for Series Inflation-Protected Bond Index. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series Inflation-Protected Bond Index paid a portion of the transfer agent fees at an annual rate of .15% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Inflation-Protected Bond Index	$629,595

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,244.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $9.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Series Inflation-Protected Bond Index	$147,470	$490,984
Class F	534,496	1,930,564
Total	$681,966	$2,421,548
From net realized gain
Series Inflation-Protected Bond Index	$–	$12,627,255
Class F	–	15,522,495
Total	$–	$28,149,750

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Series Inflation-Protected Bond Index
Shares sold	3,019,552	31,894,681	$29,743,299	$318,919,712
Reinvestment of distributions	15,002	1,348,945	147,470	13,118,239
Shares redeemed	(5,624,926)	(10,422,739)	(55,381,078)	(102,826,734)
Net increase (decrease)	(2,590,372)	22,820,887	$(25,490,309)	$229,211,217
Class F
Shares sold	9,983,057	44,978,320	$98,501,887	$449,283,147
Reinvestment of distributions	54,109	1,790,099	534,496	17,453,057
Shares redeemed	(8,810,940)	(13,857,887)	(86,807,161)	(136,453,151)
Net increase (decrease)	1,226,226	32,910,532	$12,229,222	$330,283,053

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs[[,]] and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Series Inflation-Protected Bond Index	.17%
Actual		$1,000.00	$1,006.30	$.85**
Hypothetical-C		$1,000.00	$1,023.95	$.85**
Class F	.04%
Actual		$1,000.00	$1,006.60	$.20**
Hypothetical-C		$1,000.00	$1,024.60	$.20**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series Inflation- Protected Bond Index	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SIB-S-SANN-0817
1.899332.107

Fidelity Flex℠ Funds Fidelity Flex℠ Inflation-Protected Bond Index Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2017

% of fund's investments
0.01 - 0.99%	66.4
1 - 1.99%	17.1
2 - 2.99%	12.2
3 - 3.99%	4.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Inflation Protected Securities - 99.6%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$12,763	$11,761
0.75% 2/15/42	18,397	17,533
0.75% 2/15/45	21,806	20,487
0.875% 2/15/47	11,143	10,824
1% 2/15/46	16,512	16,514
1.375% 2/15/44	19,935	21,713
1.75% 1/15/28	15,174	16,923
2% 1/15/26	18,480	20,717
2.125% 2/15/40	7,919	9,861
2.125% 2/15/41	10,049	12,571
2.375% 1/15/25	25,945	29,563
2.375% 1/15/27	15,763	18,377
2.5% 1/15/29	14,806	17,815
3.375% 4/15/32	5,510	7,578
3.625% 4/15/28	12,095	15,810
3.875% 4/15/29	14,874	20,210
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	49,047	49,082
0.125% 4/15/20	49,076	49,158
0.125% 4/15/21	42,301	42,244
0.125% 1/15/22	38,893	38,848
0.125% 7/15/22	40,406	40,368
0.125% 1/15/23	40,256	39,899
0.125% 7/15/24	39,133	38,449
0.125% 7/15/26	33,664	32,482
0.25% 1/15/25	39,230	38,543
0.375% 7/15/23	39,928	40,201
0.375% 7/15/25	39,183	38,899
0.375% 1/15/27	33,405	32,819
0.625% 7/15/21	35,802	36,704
0.625% 1/15/24	39,823	40,400
0.625% 1/15/26	34,989	35,223
1.125% 1/15/21	33,534	34,827
1.25% 7/15/20	29,152	30,392
1.375% 7/15/18	14,741	14,980
1.375% 1/15/20	19,223	19,932
1.875% 7/15/19	16,033	16,718
2.125% 1/15/19	13,667	14,115
U.S. Treasury Inflation-Indexed Notes 0.125% 4/15/22	15,082	15,013
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,007,589)		1,007,553
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $642)	641	642
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,008,231)		1,008,195
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,308
NET ASSETS - 100%		$1,011,503

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19
Total	$19

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,007,553	$--	$1,007,553	$--
Money Market Funds	642	642	--	--
Total Investments in Securities:	$1,008,195	$642	$1,007,553	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,007,589)	$1,007,553
Fidelity Central Funds (cost $642)	642
Total Investments (cost $1,008,231)		$1,008,195
Cash		8
Receivable for investments sold		4,033
Interest receivable		3,200
Distributions receivable from Fidelity Central Funds		1
Total assets		1,015,437
Liabilities
Payable for investments purchased	$3,934
Total liabilities		3,934
Net Assets		$1,011,503
Net Assets consist of:
Paid in capital		$1,000,580
Undistributed net investment income		10,921
Accumulated undistributed net realized gain (loss) on investments		38
Net unrealized appreciation (depreciation) on investments		(36)
Net Assets, for 100,057 shares outstanding		$1,011,503
Net Asset Value, offering price and redemption price per share ($1,011,503 ÷ 100,057 shares)		$10.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Investment Income
Interest		$11,483
Income from Fidelity Central Funds		19
Total income		11,502
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		11,501
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38
Total net realized gain (loss)		38
Change in net unrealized appreciation (depreciation) on investment securities		(36)
Net gain (loss)		2
Net increase (decrease) in net assets resulting from operations		$11,503

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to June 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,501
Net realized gain (loss)	38
Change in net unrealized appreciation (depreciation)	(36)
Net increase (decrease) in net assets resulting from operations	11,503
Distributions to shareholders from net investment income	(580)
Share transactions
Proceeds from sales of shares	1,000,000
Reinvestment of distributions	580
Net increase (decrease) in net assets resulting from share transactions	1,000,580
Total increase (decrease) in net assets	1,011,503
Net Assets
Beginning of period	–
End of period	$1,011,503
Other Information
Undistributed net investment income end of period	$10,921
Shares
Sold	100,000
Issued in reinvestment of distributions	57
Net increase (decrease)	100,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Inflation-Protected Bond Index Fund

Six months ended (Unaudited) June 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.115
Net realized and unrealized gain (loss)	.001
Total from investment operations	.116
Distributions from net investment income	(.006)
Total distributions	(.006)
Net asset value, end of period	$10.11
Total ReturnC	1.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	3.63%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,012
Portfolio turnover rateH	9%I

 A For the period March 9, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Flex Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund’s distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,658
Gross unrealized depreciation	(3,653)
Net unrealized appreciation (depreciation) on securities	$5
Tax cost	$1,008,190

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 9, 2017 to June 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,011.60	$-C
Hypothetical-D		$1,000.00	$1,024.79	$-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the period March 9, 2017 to June 30, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Inflation-Protected Bond Index Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZXF-SANN-0817
1.9881642.100

Fidelity® Inflation-Protected Bond Index Fund Investor Class and Premium Class Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	66.3	64.9
1 - 1.99%	16.9	18.4
2 - 2.99%	12.2	12.1
3 - 3.99%	4.6	4.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2017*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

As of December 31, 2016*
U.S. Government and U.S. Government Agency Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Inflation Protected Securities - 99.5%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$15,763,023	$14,526,251
0.75% 2/15/42	21,356,230	20,353,276
0.75% 2/15/45	26,508,275	24,904,300
0.875% 2/15/47	13,491,747	13,105,669
1% 2/15/46	19,472,619	19,475,483
1.375% 2/15/44	23,866,974	25,996,628
1.75% 1/15/28	18,033,240	20,111,757
2% 1/15/26	22,470,448	25,190,559
2.125% 2/15/40	9,543,816	11,884,283
2.125% 2/15/41	12,138,450	15,184,688
2.375% 1/15/25	30,846,832	35,149,311
2.375% 1/15/27	18,078,822	21,076,447
2.5% 1/15/29	17,462,907	21,011,994
3.375% 4/15/32	7,045,046	9,687,920
3.625% 4/15/28	15,239,246	19,921,204
3.875% 4/15/29	18,543,790	25,195,616
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	57,902,415	57,943,705
0.125% 4/15/20	57,948,302	58,047,165
0.125% 4/15/21	50,386,110	50,319,223
0.125% 1/15/22	46,508,418	46,454,167
0.125% 4/15/22	17,855,964	17,774,291
0.125% 7/15/22	47,969,555	47,924,207
0.125% 1/15/23	48,192,405	47,765,971
0.125% 7/15/24	46,863,564	46,044,510
0.125% 7/15/26	39,629,622	38,238,123
0.25% 1/15/25	46,980,517	46,157,457
0.375% 7/15/23	47,801,911	48,128,597
0.375% 7/15/25	46,923,178	46,583,628
0.375% 1/15/27	39,324,665	38,634,554
0.625% 7/15/21	42,136,123	43,197,721
0.625% 1/15/24	47,689,971	48,381,150
0.625% 1/15/26	42,262,668	42,544,905
1.125% 1/15/21	39,694,551	41,224,212
1.25% 7/15/20	34,703,190	36,179,453
1.375% 7/15/18	17,615,913	17,900,630
1.375% 1/15/20	22,582,608	23,415,660
1.875% 7/15/19	18,621,115	19,416,829
2.125% 1/15/19	16,387,776	16,924,775
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,204,291,290)		1,201,976,319
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $2,367,295)	2,366,822	2,367,295
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,206,658,585)		1,204,343,614
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,385,745
NET ASSETS - 100%		$1,205,729,359

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,067
Total	$4,067

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,201,976,319	$--	$1,201,976,319	$--
Money Market Funds	2,367,295	2,367,295	--	--
Total Investments in Securities:	$1,204,343,614	$2,367,295	$1,201,976,319	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,204,291,290)	$1,201,976,319
Fidelity Central Funds (cost $2,367,295)	2,367,295
Total Investments (cost $1,206,658,585)		$1,204,343,614
Receivable for investments sold		3,191,414
Receivable for fund shares sold		49,397,734
Interest receivable		3,694,206
Distributions receivable from Fidelity Central Funds		671
Total assets		1,260,627,639
Liabilities
Payable for investments purchased	$53,605,898
Payable for fund shares redeemed	1,208,344
Distributions payable	9,346
Accrued management fee	50,333
Other affiliated payables	24,359
Total liabilities		54,898,280
Net Assets		$1,205,729,359
Net Assets consist of:
Paid in capital		$1,203,192,355
Undistributed net investment income		15,193,285
Accumulated undistributed net realized gain (loss) on investments		(10,341,310)
Net unrealized appreciation (depreciation) on investments		(2,314,971)
Net Assets		$1,205,729,359
Investor Class:
Net Asset Value, offering price and redemption price per share ($11,267,083 ÷ 1,155,488 shares)		$9.75
Premium Class:
Net Asset Value, offering price and redemption price per share ($655,536,416 ÷ 67,225,815 shares)		$9.75
Institutional Class:
Net Asset Value, offering price and redemption price per share ($159,305,295 ÷ 16,337,484 shares)		$9.75
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($379,620,565 ÷ 38,926,034 shares)		$9.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$16,242,875
Income from Fidelity Central Funds		4,067
Total income		16,246,942
Expenses
Management fee	$317,516
Transfer agent fees	134,949
Independent trustees' fees and expenses	2,327
Miscellaneous	1,803
Total expenses before reductions	456,595
Expense reductions	(207)	456,388
Net investment income (loss)		15,790,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,901,408)
Total net realized gain (loss)		(2,901,408)
Change in net unrealized appreciation (depreciation) on investment securities		(1,837,187)
Net gain (loss)		(4,738,595)
Net increase (decrease) in net assets resulting from operations		$11,051,959

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,790,554	$12,707,818
Net realized gain (loss)	(2,901,408)	41,060
Change in net unrealized appreciation (depreciation)	(1,837,187)	13,247,141
Net increase (decrease) in net assets resulting from operations	11,051,959	25,996,019
Distributions to shareholders from net investment income	(512,903)	(540,768)
Distributions to shareholders from net realized gain	–	(15,393,666)
Total distributions	(512,903)	(15,934,434)
Share transactions - net increase (decrease)	83,121,541	563,397,817
Total increase (decrease) in net assets	93,660,597	573,459,402
Net Assets
Beginning of period	1,112,068,762	538,609,360
End of period	$1,205,729,359	$1,112,068,762
Other Information
Undistributed net investment income end of period	$15,193,285	$–
Distributions in excess of net investment income end of period	$–	$(84,366)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.116	.161	.026	.097	.006	.045
Net realized and unrealized gain (loss)	(.046)	.288	(.204)	.233	(.908)	.283
Total from investment operations	.070	.449	(.178)	.330	(.902)	.328
Distributions from net investment income	–C	(.003)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.022)	(.090)	(.048)	(.038)
Total distributions	–C	(.149)	(.022)	(.090)	(.048)	(.038)
Net asset value, end of period	$9.75	$9.68	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.73%	4.80%	(1.86)%	3.54%	(8.77)%	3.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.19%H	.20%	.20%	.20%	.20%	.20%H
Expenses net of fee waivers, if any	.19%H	.20%	.20%	.20%	.20%	.20%H
Expenses net of all reductions	.19%H	.20%	.20%	.20%	.20%	.20%H
Net investment income (loss)	2.39%H	1.63%	.28%	.99%	.06%	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,267	$9,040	$278,414	$4,534	$1,918	$9,508
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.120	.170	.036	.106	.015	.051
Net realized and unrealized gain (loss)	(.037)	.273	(.205)	.234	(.908)	.283
Total from investment operations	.083	.443	(.169)	.340	(.893)	.334
Distributions from net investment income	(.003)	(.007)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.031)	(.100)	(.057)	(.044)
Total distributions	(.003)	(.153)	(.031)	(.100)	(.057)	(.044)
Net asset value, end of period	$9.75	$9.67	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.86%	4.73%	(1.76)%	3.64%	(8.67)%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.09%	.10%	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.09%H	.09%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.09%H	.09%	.10%	.10%	.10%	.10%H
Net investment income (loss)	2.49%H	1.74%	.38%	1.09%	.15%	.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$655,536	$480,884	$248,799	$185,804	$87,383	$27,362
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.67	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.122	.172	.039	.105	.019	.054
Net realized and unrealized gain (loss)	(.037)	.273	(.205)	.238	(.909)	.282
Total from investment operations	.085	.445	(.166)	.343	(.890)	.336
Distributions from net investment income	(.005)	(.009)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.034)	(.103)	(.060)	(.046)
Total distributions	(.005)	(.155)	(.034)	(.103)	(.060)	(.046)
Net asset value, end of period	$9.75	$9.67	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.87%	4.76%	(1.73)%	3.67%	(8.65)%	3.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.06%	.07%	.07%	.07%	.07%H
Expenses net of fee waivers, if any	.06%H	.06%	.07%	.07%	.07%	.07%H
Expenses net of all reductions	.06%H	.06%	.07%	.07%	.07%	.07%H
Net investment income (loss)	2.52%H	1.77%	.41%	1.12%	.18%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$159,305	$117,757	$11,305	$10,127	$94	$2,585
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.123	.173	.041	.111	.021	.055
Net realized and unrealized gain (loss)	(.048)	.283	(.205)	.233	(.909)	.283
Total from investment operations	.075	.456	(.164)	.344	(.888)	.338
Distributions from net investment income	(.005)	(.010)	–	–	–C	–
Distributions from net realized gain	–	(.146)	(.036)	(.104)	(.062)	(.048)
Total distributions	(.005)	(.156)	(.036)	(.104)	(.062)	(.048)
Net asset value, end of period	$9.75	$9.68	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	.77%	4.88%	(1.71)%	3.69%	(8.63)%	3.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%	.05%H
Net investment income (loss)	2.53%H	1.78%	.43%	1.14%	.20%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$379,621	$504,388	$91	$93	$94	$2,585
Portfolio turnover rateI	59%H	19%	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,411,507
Gross unrealized depreciation	(7,997,129)
Net unrealized appreciation (depreciation) on securities	$(2,585,622)
Tax cost	$1,206,929,236

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.19%
Premium Class	.09%
Institutional Class	.06%
Institutional Premium Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .04% and .01% of class-level average net assets, respectively and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$7,780
Premium Class	120,811
Institutional Class	6,358
$134,949

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,756.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,803 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $207.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Investor Class	$322	$7,006
Premium Class	191,404	266,060
Institutional Class	57,764	60,309
Institutional Premium Class	263,413	207,393
Total	$512,903	$540,768
From net realized gain
Investor Class	$–	$748,330
Premium Class	–	6,734,736
Institutional Class	–	1,454,285
Institutional Premium Class	–	6,456,315
Total	$–	$15,393,666

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Investor Class
Shares sold	1,569,320	10,824,872	$15,326,738	$104,899,116
Reinvestment of distributions	27	76,003	270	725,290
Shares redeemed	(1,348,179)	(39,639,150)	(13,174,703)	(390,678,550)
Net increase (decrease)	221,168	(28,738,275)	$2,152,305	$(285,054,144)
Premium Class
Shares sold	27,449,504	33,150,529	$268,071,383	$325,259,668
Reinvestment of distributions	16,611	654,257	162,619	6,289,254
Shares redeemed	(9,947,788)	(10,616,647)	(97,407,172)	(103,942,432)
Net increase (decrease)	17,518,327	23,188,139	$170,826,830	$227,606,490
Institutional Class
Shares sold	10,349,094	11,808,486	$101,106,922	$116,832,640
Reinvestment of distributions	5,640	157,442	55,227	1,514,594
Shares redeemed	(6,189,410)	(998,833)	(60,671,816)	(9,885,828)
Net increase (decrease)	4,165,324	10,967,095	$40,490,333	$108,461,406
Institutional Premium Class
Shares sold	17,961,715	54,451,120	$175,217,351	$535,636,685
Reinvestment of distributions	26,392	692,541	259,078	6,661,642
Shares redeemed	(31,193,933)	(3,021,541)	(305,824,356)	(29,914,262)
Net increase (decrease)	(13,205,826)	52,122,120	$(130,347,927)	$512,384,065

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Investor Class	.19%
Actual		$1,000.00	$1,007.30	$.95
Hypothetical-C		$1,000.00	$1,023.85	$.95
Premium Class	.09%
Actual		$1,000.00	$1,008.60	$.45
Hypothetical-C		$1,000.00	$1,024.35	$.45
Institutional Class	.06%
Actual		$1,000.00	$1,008.70	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,007.70	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

PIB-SANN-0817
1.939224.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017